PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 16, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,372,481	$ 215,372	¥ 3	¥ 2,710,349	¥ 1,808,483
Short-term investments				285,872
Prepaid expenses and other current assets	2,049,911	321,673		1,866,184
Total current assets	5,324,123	835,469		6,055,607
Non-current assets
Total non-current assets	17,770,916	2,788,645		13,318,148
Total assets	23,095,039	3,624,114		19,373,755
Current liabilities:
Accrued expenses and other payables	2,298,089	360,620		1,631,563
Interest payable	3,595	564		37,799
Current portion of bonds payable				1,943,619
Total current liabilities	5,179,995	812,854		6,121,960
Non-current liabilities
Convertible promissory notes	4,266,951	669,578		3,014,057
Total non-current liabilities	10,314,043	1,618,498		6,354,315
Total liabilities	15,494,038	2,431,352		12,476,275
Shareholders' equity:
Additional paid-in capital	15,198,055	2,384,906		13,083,119
Accumulated other comprehensive loss	(90,443)	(14,192)		(55,535)
Accumulated deficit	(7,590,382)	(1,191,097)		(7,235,113)
Treasury stock	(349,523)	(54,848)		(349,523)
Total VNET Group, Inc. shareholders' equity	7,242,229	1,136,463		6,564,934
Total liabilities and shareholders' equity	23,095,039	3,624,114		19,373,755
Parent Company
Current assets
Cash and cash equivalents	100,019	15,695		62,116
Prepaid expenses and other current assets	93,546	14,679		97,391
Amounts due from subsidiaries	9,844,114	1,544,756		9,320,580
Total current assets	10,037,679	1,575,130		9,480,087
Non-current assets
Investments in subsidiaries	2,333,998	366,255		2,169,222
Total non-current assets	2,333,998	366,255		2,169,222
Total assets	12,371,677	1,941,385		11,649,309
Current liabilities:
Accrued expenses and other payables	54,893	8,614		87,001
Account payables	51	8		52
Current portion of bonds payable				1,943,619
Amount due to related parties	765	120		783
Amounts due to subsidiaries	806,788	126,602		38,863
Total current liabilities	862,497	135,344		2,070,318
Non-current liabilities
Total non-current liabilities	4,266,951	669,578		3,014,057
Total liabilities	5,129,448	804,922		5,084,375
Shareholders' equity:
Additional paid-in capital	15,198,055	2,384,906		13,083,119
Accumulated other comprehensive loss	(90,443)	(14,192)		(55,535)
Accumulated deficit	(7,515,920)	(1,179,412)		(7,160,651)
Treasury stock	(349,523)	(54,848)		(349,523)
Total VNET Group, Inc. shareholders' equity	7,242,229	1,136,463		6,564,934
Total liabilities and shareholders' equity	12,371,677	1,941,385		11,649,309
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	56	8		44
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	56	8		44
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	4	1		12
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	¥ 4	$ 1		12
Series A Perpetual Convertible Preferred Shares
Shareholders' equity:
Series A perpetual convertible preferred shares (par value of US$0.00001 per share; 150,000 and 150,000 shares authorized; 150,000 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)				1,047,468
Series A Perpetual Convertible Preferred Shares | Parent Company
Shareholders' equity:
Series A perpetual convertible preferred shares (par value of US$0.00001 per share; 150,000 and 150,000 shares authorized; 150,000 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)				¥ 1,047,468